UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     August 16, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $157,599 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARIAD PHARMACEUTICALS INC      COM              04033A100     2987   398800 SH       SOLE                   398800        0        0
ATHEROGENICS INC               COM              047439104    10034   527290 SH       SOLE                   527290        0        0
AUDIBLE  INC                   Common Stock     05069a303     5159   429892 SH       SOLE                   429892        0        0
AVID TECHNOLOGY INC            COM              05367P100     2410    44155 SH       SOLE                    44155        0        0
CHIQUITA BRANDS INTL INC       *W EXP 03/19/200 170032114      664   100000 SH       SOLE                   100000        0        0
CHIQUITA BRANDS INTL INC       COM              170032809     8376   400400 SH       SOLE                   400400        0        0
CONCEPTUS INC                  COM              206016107     4393   390175 SH       SOLE                   390175        0        0
COOLBRANDS INTERNATIONAL INC S Common Stock     21639P208      573    35000 SH       SOLE                    35000        0        0
CORNING INC                    COM              219350105     1077    82500 SH       SOLE                    82500        0        0
DISTRIBUTED ENERGY SYS CORP    COM              25475v104     1342   493400 SH       SOLE                   493400        0        0
DOT HILL SYS CORP              COM              25848T109      112    10000 SH       SOLE                    10000        0        0
F5 NETWORKS INC                COM              315616102     1200    45310 SH       SOLE                    45310        0        0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     8017   325500 SH       SOLE                   325500        0        0
FUEL-TECH N V                  COM              359523107     6099  1195900 SH       SOLE                  1195900        0        0
INTRAWARE INC                  COM              46118m103     7037  3909500 SH       SOLE                  3909500        0        0
IONICS INC                     COM              462218108     5608   198500 SH       SOLE                   198500        0        0
KOSAN BIOSCIENCES INC          COM              50064W107     1706   216000 SH       SOLE                   216000        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203     9149  1310710 SH       SOLE                  1310710        0        0
MERCER INTL INC                SH BEN INT       588056101      724    74000 SH       SOLE                    74000        0        0
NATURES SUNSHINE PRODUCTS IN   COM              639027101      356    25000 SH       SOLE                    25000        0        0
NBTY INC                       COM              628782104     1631    55500 SH       SOLE                    55500        0        0
NETFLIX COM INC                COM              64110l106     1584    44000 SH       SOLE                    44000        0        0
PACKETEER INC                  COM              695210104     2681   166000 SH       SOLE                   166000        0        0
PHYSIOMETRIX INC               COM              718928104      491   297300 SH       SOLE                   297300        0        0
POLYMEDICA CORP                COM              731738100     9858   317600 SH       SOLE                   317600        0        0
PRESSTEK INC                   COM              741113104     6215   591300 SH       SOLE                   591300        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     7118  1163000 SH       SOLE                  1163000        0        0
REALNETWORKS INC               COM              75605l104     5705   834000 SH       SOLE                   834000        0        0
REDBACK NETWORKS INC           COM NEW          757209507     5580   870500 SH       SOLE                   870500        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     7444   954300 SH       SOLE                   954300        0        0
SUNOPTA INC                    COM              8676ep108      512    60000 SH       SOLE                    60000        0        0
SURMODICS INC                  COM              868873100    12685   514800 SH       SOLE                   514800        0        0
THERMOGENESIS CORP             COM NEW          883623209     5571  1177700 SH       SOLE                  1177700        0        0
VESTAS WIND SYSTEMS A/S        Common Stock     k9773j128     3515   239300 SH       SOLE                   239300        0        0
WAINWRIGHT BK&TR CO BOSTON M   COM              930705108     2086   173690 SH       SOLE                   173690        0        0
WHOLE FOODS MKT INC            COM              966837106     7269    76150 SH       SOLE                    76150        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108      631   161715 SH       SOLE                   161715        0        0